Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO	Compensation “Actually Paid” to CEO (1)	Average Summary Compensation Table Total for Other NEOs	Average Compensation “Actually Paid” to Other NEOs(2)	Value of Initial Fixed $100 Investment on December 31, 2020 Based On:		Net Income	Distributable Earnings(4) “Company-Selected Measure”
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
	($)	($)	($)	($)	($)	($)	($ in ‘000)	($ in ‘000)
2025	13,944,233	13,944,233	2,961,871	3,026,099	157.8	107.7	63,695	109,851
2024	15,511,342	15,511,342	3,076,754	3,175,590	150.4	98.1	107,447	153,930
2023	14,983,943	14,983,943	2,977,895	3,225,385	144.3	100.5	100,501	167,727
2022	12,523,354	12,523,354	2,680,827	2,509,978	119.8	82.0	165,305	148,399
2021	10,928,909	10,928,909	1,980,281	2,237,640	130.8	115.6	56,893	61,340

Named Executive Officers, Footnote	The Named Executive Officers for 2025, 2024, 2023 and 2022 are Messrs. Harris, Miceli and Perelman and Mses. McCormack and Porcella. Paul J. Miceli became CFO on March 1, 2021. The Named Executive Officers for 2021 were Messrs. Harris, Fox, Miceli and Perelman and Mses. McCormack and Porcella. The table reflects both Mr. Miceli and Mr. Fox’s actual compensation for 2021, neither of which have been annualized.
PEO Total Compensation Amount	$ 13,944,233	$ 15,511,342	$ 14,983,943	$ 12,523,354	$ 10,928,909
PEO Actually Paid Compensation Amount	$ 13,944,233	15,511,342	14,983,943	12,523,354	10,928,909
Adjustment To PEO Compensation, Footnote	See “—Compensation “Actually Paid” to the CEO” for amounts deducted and added to the total compensation of the CEO to determine the amount of compensation “actually paid.”
Compensation “Actually Paid” to the CEO

The table below details the adjustments made to the totals in the Summary Compensation Table to calculate compensation “actually paid” to the CEO:

Year	Reported Summary Compensation Table Total ($)	Reduced by Reported Value of Equity Awards ($)(a)	Increased by Equity Award Adjustments ($)(b)(c)	Compensation “Actually Paid” to CEO ($)(d)
2025	13,944,233	8,816,833	8,816,833	13,944,233
2024	15,511,342	6,580,127	6,580,127	15,511,342
2023	14,983,943	5,780,033	5,780,033	14,983,943
2022	12,523,354	4,735,444	4,735,444	12,523,354
2021	10,928,909	9,916,855	9,916,855	10,928,909

Non-PEO NEO Average Total Compensation Amount	$ 2,961,871	3,076,754	2,977,895	2,680,827	1,980,281
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,026,099	3,175,590	3,225,385	2,509,978	2,237,640
Adjustment to Non-PEO NEO Compensation Footnote	See “—Average Compensation “Actually Paid” to Other NEOs” for amounts deducted and added to the average compensation of the Named Executive Officers other than the CEO, to determine the average amount of compensation “actually paid.”
Average Compensation “Actually Paid” to Other NEOs

The table below details the adjustments made to the averages in the Summary Compensation Table to calculate average compensation “actually paid” to the other NEOs:

Year (a)	Reported Summary Compensation Table Average ($)	Reduced by Reported Average Value of Equity Awards ($)(b)	Increased by Average Equity Award Adjustments ($)(c)	Average Compensation “Actually Paid” to Other NEOs ($)(d)(e)
2025	2,961,871	1,634,120	1,698,348	3,026,099
2024	3,076,754	1,166,406	1,265,242	3,175,590
2023	2,977,895	1,062,965	1,310,455	3,225,385
2022	2,680,827	939,931	769,082	2,509,978
2021	1,980,281	1,625,546	1,882,905	2,237,640

Equity Valuation Assumption Difference, Footnote	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)    the grant date fair value of equity awards in respect to the applicable performance year as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year;

(ii)    the amount of change in fair value of any equity awards granted in the applicable year (from the grant date) that are outstanding and unvested as of the end of the applicable year;

(iii)    the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards reported as granted in prior years that are outstanding and unvested as of the applicable year;

(iv)    for awards reported as granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)    for awards reported as granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)    the dollar value of any dividends or other earnings paid on equity awards in the applicable year that are not otherwise reflected in the fair value of such award of such award or included in any other component of total compensation for the applicable year.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)    the grant date fair value of equity awards in respect to the applicable performance year as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year;

(ii)    the amount of change in fair value of any equity awards granted in the applicable year (from the grant date) that are outstanding and unvested as of the end of the applicable year;

(iii)    the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards reported as granted in prior years that are outstanding and unvested as of the applicable year;

(iv)    for awards reported as granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)    for awards reported as granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)    the dollar value of any dividends or other earnings paid on equity awards in the applicable year that are not otherwise reflected in the fair value of such award of such award or included in any other component of total compensation for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation “Actually Paid” and Ladder’s TSR
Compensation Actually Paid vs. Net Income	Relationship Between Compensation “Actually Paid” (“CAP”), Net Income and Distributable Earnings
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation “Actually Paid” (“CAP”), Net Income and Distributable Earnings
Total Shareholder Return Vs Peer Group	Relationship Between Ladder’s TSR and the Peer Group TSR (1) (1) The peer group TSR is based on the FTSE NAREIT Mortgage REIT Index.
Tabular List, Table
Tabular List of Important Financial Measures

Set forth below in alphabetical order are the most important financial measures used by the Company for the most recent fiscal year, 2025, to link compensation “actually paid” to the Company’s CEO and other NEOs to the Company’s performance.

Most Important Performance Measures
Book Equity (1)
Distributable Earnings (2)(4)
Equity Market Capitalization (1)
Pre-Tax Distributable ROAE (3)(4)

Total Shareholder Return Amount	$ 157.8	150.4	144.3	119.8	130.8
Peer Group Total Shareholder Return Amount	107.7	98.1	100.5	82.0	115.6
Net Income (Loss)	$ 63,695,000	$ 107,447,000	$ 100,501,000	$ 165,305,000	$ 56,893,000
Company Selected Measure Amount	109,851,000	153,930,000	167,727,000	148,399,000	61,340,000
Additional 402(v) Disclosure
Pay vs. Performance

In accordance with the requirements of Item 402(v) of Regulation S-K, the following tables and graphs and accompanying footnotes and discussion provide information required by the SEC regarding executive compensation and measures of Company performance in the last five fiscal years. Except if expressly stated, the information presented below was not considered in structuring our executive compensation program for the years presented; the Compensation Discussion and Analysis set forth above describes the considerations utilized in the compensation program for our Named Executive Officers. The amount of compensation “actually paid” set forth in the initial table is calculated in the manner set forth in the regulation and in certain cases may not reflect amounts realized with respect to the covered compensation.

For the purposes of calculating the amount of compensation “actually paid” in the pay versus performance table and accompanying disclosures, equity awards granted to the Named Executive Officers have been treated as having been granted in the year in which the grant date fair value for such award was reported in the Summary Compensation Table. For the purpose of all calculations, performance-based stock awards are considered unvested at December 31 of their relevant year due to pending certification of the applicable year’s ROE. These shares vest upon and subject to such confirmation.
Cumulative annual total returns for the FTSE NAREIT Mortgage REIT Index. The Total Shareholder Return (“TSR”) for 2021 represents the one-year TSR, the TSR for 2022 represents the two-year TSR, the TSR for 2023 represents the three-year TSR, the TSR for 2024 represents the four-year TSR, and the TSR for 2025 represents the cumulative TSR for the entire five years covered in the table. In each case, the beginning measurement date is December 31, 2020. Assumes reinvestment of dividends.The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. No amounts were deducted or added in calculating the equity award adjustments for our CEO as these awards were vested at grant.The Company does not provide pension benefits, so no adjustments were made in respect of pensions.The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. The Company does not provide pension benefits, so no adjustments were made in respect of the same.
(e)     In prior filings in 2023 and 2024, the components for the Average Compensation “Actually” Paid to Other NEOs were correctly disclosed in the relevant footnotes; however, the totals were overstated. We have provided the correct totals for 2023 and 2024 in this year’s table.

Measure:: 1
Pay vs Performance Disclosure
Name	Book Equity (1)
Non-GAAP Measure Description	This financial measure is not calculated in accordance with GAAP. For additional information concerning this non-GAAP financial measure, including a reconciliation to the most comparable GAAP financial measure, please see Annex A to this Proxy Statement. For a description of how book equity and equity market capitalization are used to determine Annual Stock Awards for the CEO and other Named Executive Officers, see “Executive Compensation—Compensation Discussion and Analysis—Elements of Compensation—Long-Term Equity Compensation.”
Measure:: 2
Pay vs Performance Disclosure
Name	Distributable Earnings (2)(4)
Non-GAAP Measure Description	For a description of how distributable earnings is used to determine annual cash incentive compensation for the CEO and other Named Executive Officers, see “Executive Compensation—Compensation Discussion and Analysis—Elements of Compensation—Annual Cash Incentive Compensation.”This financial measure is not calculated in accordance with GAAP. For additional information concerning this non-GAAP financial measure, including a reconciliation to the most comparable GAAP financial measure, please see Annex A to this Proxy Statement.
Measure:: 3
Pay vs Performance Disclosure
Name	Equity Market Capitalization (1)
Non-GAAP Measure Description	For a description of how pre-tax distributable ROAE is used to determine performance vesting for the Named Executive Officers other than the CEO, see “Executive Compensation—Compensation Discussion and Analysis—Executive Compensation Framework—Vesting.”
Measure:: 4
Pay vs Performance Disclosure
Name	Pre-Tax Distributable ROAE (3)(4)
Non-GAAP Measure Description	This financial measure is not calculated in accordance with GAAP. For additional information concerning this non-GAAP financial measure, including a reconciliation to the most comparable GAAP financial measure, please see Annex A to this Proxy Statement.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,816,833)	$ (6,580,127)	$ (5,780,033)	$ (4,735,444)	$ (9,916,855)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,816,833	6,580,127	5,780,033	4,735,444	9,916,855
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,634,120)	(1,166,406)	(1,062,965)	(939,931)	(1,625,546)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,698,348	$ 1,265,242	$ 1,310,455	$ 769,082	$ 1,882,905